Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Tel: 202-739-3000

Fax: 202-739-3001

www.morganlewis.com

October 5, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Nuveen Multistate Trust III (File Nos. 333-16611 and 811-07943)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the form of prospectus and Statement of Additional Information for Nuveen Multistate Trust III that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that filed electronically as part of Post-Effective Amendment No. 12 on September 28, 2006.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman

Thomas S. Harman